Taxation (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax Disclosure [Abstract]
Loss before income tax expense	¥ (9,616,935)	$ (1,398,726)	¥ (5,013,268)	¥ (2,568,940)
Income tax expense computed at PRC statutory income tax rate of 25%	(2,404,234)		(1,253,318)	(642,235)
Non-deductible expenses	96,684		91,093	91,915
Foreign tax rates differential	167,180		(74,531)	52,495
Additional 50% tax deduction for qualified research and development expenses	(216,993)		(93,513)	(46,527)
Tax exempted interest income	(10,377)		(845)	(52)
Effect of U.S. tax law change	0		165,898	0
US tax credits	(42,781)		(52,185)	(5,716)
Prior year adjustments	(1,422)		(10,293)	3,594
Tax benefit not utilized	2,433,987		1,235,600	550,840
Current income tax expense	¥ 22,044	$ 3,206	¥ 7,906	¥ 4,314